SUBSEQUENT EVENTS	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
SUBSEQUENT EVENTS

13.SUBSEQUENT EVENTS

The Company evaluated subsequent events and transactions that occurred through May 19, 2022, which represents the date that the condensed consolidated financial statements were issued. Based upon this review, other than as described below, the Company did not identify any additional subsequent events that would have required adjustment or disclosure in the condensed consolidated financial statements.

Related Party Agreement

The Mondee Group LLC (“Borrower”) promissory note was amended on May 18, 2022. Per the amendment, the principal and interest owing may be repaid, at the election of the Borrower, in cash or units of Mondee Holdings LLC (“Holdings”), or any securities received in redemption of, as a distribution on or in exchange for the units of Holdings in connection with the closing of the transactions contemplated by the Business Combination Agreement, dated December 20, 2021, among Mondee Holdings II, Inc., Ithax Acquisition Corp., Ithax Merger Sub I, LLC and Ithax Merger Sub II, LLC, or a combination thereof.

17.	SUBSEQUENT EVENTS

The Company evaluated subsequent events through March 19, 2022, which represents the date the consolidated financial statements were available to be issued. There were no subsequent events or transactions identified which require disclosure.

ITHAX ACQUISITION CORP.
SUBSEQUENT EVENTS

NOTE 10. SUBSEQUENT EVENTS

The Company evaluated subsequent events and transactions that occurred after the balance sheet date up to the date that the condensed consolidated financial statements were issued. Based upon this review, other than noted below, the Company did not identify any subsequent events that would have required adjustment to or disclosure in the condensed consolidated financial statements.

On April 21, 2022, the Company entered into a PIPE Subscription Agreement with an additional investor (the “Additional Investor”), whereby the Additional Investor has committed to purchase in a private placement 2,000,000 shares of New Mondee Common Stock at a purchase price of $10.00 per share (the “Additional Shares”) and an aggregate purchase price of $20,000,000 million (the “Additional Investment”) bringing the total amount of commitments from both the PIPE Investment and the Additional Investment to $70.0 million. See Note 6.

NOTE 10. SUBSEQUENT EVENTS

The Company evaluated subsequent events and transactions that occurred after the balance sheet date up to the date that the consolidated financial statements were issued. Based upon this review, other than as described below, the Company did not identify any subsequent events that would have required adjustment or disclosure in the consolidated financial statements.

On January 24 and February 1, 2022, the Company entered into agreements with vendors for advisory services related to the pending Business Combination Agreement. The agreement calls for the vendor to receive a contingent fee in the amount of $500,000 and $625,000, respectively, upon the consummation of the Business Combination.